REGULATORY AND CAPITAL MATTERS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Regulatory and Capital Matters
Maximum value for classification as small bank holding company	$ 1,000,000
The Bank
Total risk-based capital to risk-weighted assets
Actual, Amount	$ 28,878	$ 30,603
Actual, Ratio (as a percent)	33.16%	32.21%
For Capital Adequacy Purposes, Amount	$ 6,967	$ 7,601
For Capital Adequacy Purposes, Ratio (as a percent)	8.00%	8.00%
Tier I (core) capital to risk-weighted assets
Actual, Amount	$ 27,890	$ 29,500
Actual, Ratio (as a percent)	32.03%	31.05%
For Capital Adequacy Purposes, Amount	$ 5,225	$ 3,801
For Capital Adequacy Purposes, Ratio (as a percent)	6.00%	4.00%
Common equity Tier 1 capital to risk-weighted assets
Actual, Amount	$ 27,890
Actual, Ratio (as a percent)	32.03%
For Capital Adequacy Purposes, Amount	$ 3,919
For Capital Adequacy Purposes, Ratio (as a percent)	4.50%
Tier I (core) capital to adjusted total assets
Actual, Amount	$ 27,890	$ 29,500
Actual, Ratio (as a percent)	13.42%	13.67%
For Capital Adequacy Purposes, Amount	$ 8,313	$ 8,630
For Capital Adequacy Purposes, Ratio (as a percent)	4.00%	4.00%
Retained earnings available for payment of dividends	$ 801
The Bank | OCC Agreement
Total risk-based capital to risk-weighted assets
For Capital Adequacy Purposes, Amount	$ 8,709	$ 9,502
For Capital Adequacy Purposes, Ratio (as a percent)	10.00%	10.00%
Tier I (core) capital to risk-weighted assets
To Be Well Capitalized Under Prompt Corrective Action Capital Ratios, Amount	$ 6,967	$ 5,701
To Be Well Capitalized Under Prompt Corrective Action Capital Ratios, Ratio (as a percent)	8.00%	6.00%
Common equity Tier 1 capital to risk-weighted assets
To Be Well Capitalized Under Prompt Corrective Action Capital Ratios, Amount	$ 5,661
To Be Well Capitalized Under Prompt Corrective Action Capital Ratios, Ratio (as a percent)	6.50%
Tier I (core) capital to adjusted total assets
For Capital Adequacy Purposes, Amount	$ 10,391	$ 10,787
For Capital Adequacy Purposes, Ratio (as a percent)	5.00%	5.00%